Supplement dated Feb. 23, 2005 to the following prospectus:

 Evergreen Essential(SM) Variable Annuity dated April 30, 2004 -- 45276 G (4/04)

 Evergreen Privilege(SM) Variable Annuity dated April 30, 2004 -- 45277 D (4/04)

The Variable Account and the Funds

Subject to approval of the shareholders at a special meeting to be held on April 1, 2005, the Evergreen VA Fund - Class 2 will merge into Evergreen VA Growth and Income Fund - Class 2 at the close of business on April 15, 2005.

After the completion of the merger, Evergreen VA Growth and Income Fund - Class 2 will change its name and fund investment objective:

FROM:

-------------------- ------------------------------------- ---------------------
Fund Name            Investment Objectives and Policies    Investment Adviser
-------------------- ------------------------------------- ---------------------
Evergreen VA         Capital growth in the value of its    Evergreen
Growth and Income    shares and current income. Invests    Investment
Fund - Class 2       in primarily common stocks of         Management Company,
                     medium- and large-sized U.S.          LLC
                     companies whose market
                     capitalizations at time of purchase
                     fall within the range tracked by
                     the Russell 1000(R) Index.
-------------------- ------------------------------------- ---------------------

TO:

-------------------- ------------------------------------- ---------------------
Fund Name            Investment Objectives and Policies    Investment Adviser
-------------------- ------------------------------------- ---------------------
Evergreen VA         Capital growth with the potential     Evergreen
Fundamental Large    for current income. Capital growth    Investment
Cap Fund - Class 2   in the value of its shares and        Management Company,
                     current income. Invests in            LLC
                     primarily common stocks of medium-
                     and large-sized  U.S. companies
                     whose market capitalizations at
                     time of purchase fall within the
                     range tracked by the Russell
                     1000(R) Index.
-------------------- ------------------------------------- ---------------------


45276-2 A (2/05)
*Valid until next prospectus update

Destroy April 29, 2005.